Note Payable - Schedule of Note Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Note Payable [Line Items]
Note payables	$ 2,120,000
Total	2,120,000
Note payables [Member]
Schedule of Note Payable [Line Items]
Note payables	2,120,000
Total	$ 2,120,000